CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total USD ($)	Series A Preferred Stock USD ($)	Series B Preferred Stock USD ($)	Series D Preferred Stock	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Employees and Directors USD ($)	Employees and Directors Additional Paid-in Capital USD ($)	Other Parties USD ($)	Other Parties Additional Paid-in Capital USD ($)
Beginning Balance at Dec. 31, 2008	$ 3,145,339	$ 9	$ 10		$ 3,396	$ 42,219,802	$ (39,077,878)
Beginning Balance (in shares) at Dec. 31, 2008		90,217	92,300		33,962,623
Cumulative effect of adoption of new accounting guidance	(118,277)					(1,615,431)	1,497,154
Common stock issued upon conversion of preferred stock (in shares)			(33,979)		11,326
Common stock issued upon conversion of preferred stock			(4)		1	3
Dividends on preferred stock, paid in shares (in shares)		7,446	7,463
Dividends on preferred stock, paid in shares	14,909	1	1			14,907
Common stock and warrants issued pursuant to registered direct offering (in shares)					3,299,679
Common stock and warrants issued pursuant to registered direct offering	764,822				330	764,492
Stock-based compensation related to options and warrants issued for services rendered by -
Stock-based compensation related to options and warrants issued for services rendered								431,846	431,846	11,580	11,580
Net loss to common stockholders	(3,274,168)						(3,274,168)
Net loss	(3,259,217)
Ending Balance at Dec. 31, 2009	976,051	10	7		3,727	41,827,199	(40,854,892)
Ending Balance (in shares) at Dec. 31, 2009		97,663	65,784		37,273,628
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter (in shares)				3,650
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter	3,227,124					3,227,124
Common stock issued upon conversion of preferred stock (in shares)				(335)	762,750
Common stock issued upon conversion of preferred stock					76	(76)
Dividends accrued on Series A, B and D stock	(275,068)					(275,068)
Dividends on preferred stock, paid in shares (in shares)					371,927
Dividends on preferred stock, paid in shares	189,500				37	189,463
Common stock issued upon exercise of August 2009 warrants (in shares)					274,251
Common stock issued upon exercise of August 2009 warrants	165,703				28	165,675
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	165,573					165,573
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	655,260					655,260
Common stock and warrants issued pursuant to registered direct offering (in shares)					3,727,677
Common stock and warrants issued pursuant to registered direct offering	628,475				373	628,102
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)					1,693,510
Common stock issued pursuant to equity purchase agreements executed in October 2010	593,920				169	593,751
Stock-based compensation related to options and warrants issued for services rendered by -
Stock-based compensation related to options and warrants issued for services rendered								360,269	360,269	50,692	50,692
Net loss to common stockholders	(9,039,974)
Net loss	(6,816,751)						(6,816,751)
Ending Balance at Dec. 31, 2010	$ (79,252)	$ 10	$ 7		$ 4,410	$ 47,587,964	$ (47,671,643)
Ending Balance (in shares) at Dec. 31, 2010		97,663	65,784	3,315	44,103,743